Intangible Assets, Net	9 Months Ended
Sep. 30, 2021
Intangible Assets, Net
Intangible Assets, Net
8.	Intangible Assets, Net

Intangible assets and related accumulated amortization were as follows:

	December 31, 2020			September 30, 2021
	Gross carrying	Accumulated	Net carrying	Gross carrying	Accumulated	Net carrying
	value	amortization	value	value	amortization	value
Domain names and others	4,071	(3,458)	613	4,048	(4,045)	3

The Group recorded amortization expenses of RMB571 and RMB587 for the nine months ended September 30, 2020 and 2021, respectively.